Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
As of 5/31/04

Lehman Brothers U.S. Aggregate Index   $19,884

Combined Index Portfolio *   $21,527

Personal Strategy Income Fund   $23,583

                         Lehman Brothers          Combined             Personal
                           U.S.Aggregate             Index             Strategy
                                   Index         Portfolio*         Income Fund

7/29/94                       $   10,000        $   10,000           $   10,000

5/95                              10,955            11,077               11,289

5/96                              11,435            12,589               12,851

5/97                              12,386            14,169               14,740

5/98                              13,738            16,469               17,189

5/99                              14,336            18,036               18,294

5/00                              14,638            19,236               19,097

5/01                              16,558            19,598               20,346

5/02                              17,900            19,438               20,631

5/03                              19,972            19,829               21,208

5/04                              19,884            21,527               23,583

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                        Since
                                                                    Inception **

Periods Ended 5/31/04             1 Year            5 Years              7/29/94
--------------------------------------------------------------------------------

Personal Strategy Income Fund     11.20%              5.21%                9.11%

Lehman Brothers U.S.
Aggregate Index                   -0.44               6.76                 7.24

Combined Index Portfolio *         8.56               3.60                 8.11

* An unmanaged portfolio composed of 40% stocks (34% Wilshire 5000, 6% MSCI EAFE Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index).

**   Benchmark returns as of 7/31/94

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a solid return of 11.20% during the 12 months ended May 31, 2004. The fund outperformed its Combined Index Portfolio benchmark and finished the reporting period well ahead of the Lehman Brothers U.S. Aggregate Index, which measures the performance of the investment-grade bond market. Results relative to the fund's benchmarks were aided by our overweighting in foreign equities and high-yield bonds.

Interest Rate Levels
--------------------------------------------------------------------------------
                                10-Year              5-Year               90-Day
                               Treasury            Treasury             Treasury
                                   Note                Note                 Bill

5/31/03                           3.37%               2.29%                1.10%
                                  3.51                2.41                 0.85
                                  4.41                3.22                 0.94
8/03                              4.46                3.46                 0.97
                                  3.94                2.83                 0.94
                                  4.29                3.24                 0.95
11/03                             4.33                3.35                 0.93
                                  4.25                3.25                 0.92
                                  4.13                3.14                 0.91
2/04                              3.97                2.94                 0.94
                                  3.84                2.78                 0.94
                                  4.51                3.62                 0.96
5/31/04                           4.65                3.79                 1.06


As you know, the fund's objective is to generate the highest total return consistent with an emphasis on income first and capital appreciation second. The typical mix of securities for the fund is 40% stocks, 40% bonds, and 20% money market securities, although allocations can vary by as much as 10 percentage points above or below these levels.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Intermediate- and long-term yields ended the 12-month period significantly higher, which hampered most sectors of the fixed-income market during the entire period. (Bond prices and yields move in opposite directions.)


Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                  12 Months
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                       18.33%

Wilshire 4500 Completion Index                                            29.24

MSCI EAFE Index                                                           33.17

Lehman Brothers U.S. Aggregate Index                                      -0.44

Citigroup 3-Month Treasury Bill Index                                      0.97

The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. Stocks posted strong returns despite some weakness at the end of the period. The small- and mid-cap stocks in the Wilshire

4500 Index returned about 29%, outperforming the S&P 500 Stock Index's large-caps, which gained 18%. Foreign equities (MSCI EAFE Index) rose 33%, aided by a weak dollar, which fell against most major currencies. Investment-grade bonds (as measured by the Lehman Brothers U.S. Aggregate Index) declined slightly.

Portfolio Holdings
--------------------------------------------------------------------------------
                                                                      Percent of
                                                                      Net Assets
                                                                         5/31/04

Reserves                                                                   11.8%

Bonds                                                                      42.9%

    Treasuries/Agencies                                                     9.4

    Mortgage-Backed                                                         9.0

    Domestic Corporate                                                     20.1

    Foreign Corporate                                                       1.7

    Municipal                                                               0.5

    Foreign Government                                                      2.2

Stocks                                                                     45.3%

    Five Largest Stock Holdings:
    Tyco International                                                      0.7

    American International Group                                            0.7

    Citigroup                                                               0.6

    Pfizer                                                                  0.6

    Nucor                                                                   0.6


The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2004. Stocks represented 45.3% of net assets, down slightly from 46.2% from the year earlier, while bonds accounted for 42.9%, up from 42.2%. Reserves stood at 11.8%, virtually unchanged from the previous year.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 21, 2004

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                          Year
                         Ended
                       5/31/04     5/31/03     5/31/02     5/31/01     5/31/00
NET ASSET VALUE

Beginning of period  $   12.83   $   12.87   $   13.14   $   13.00   $   13.35

Investment activities
  Net investment
  income (loss)           0.32*!!    0.35*!!      0.43*       0.52*       0.54*

  Net realized and
  unrealized gain
  (loss)                  1.10       (0.02)      (0.26)       0.31        0.02

  Total from
  investment
  activities              1.42        0.33        0.17        0.83        0.56

Distributions
  Net investment
  income                 (0.32)      (0.37)      (0.44)      (0.53)      (0.54)

  Net realized gain      (0.01)          -           -       (0.16)      (0.37)

  Total distributions    (0.33)      (0.37)      (0.44)      (0.69)      (0.91)

NET ASSET VALUE

  End of period      $   13.92   $   12.83   $   12.87   $   13.14   $   13.00
                     ---------------------------------------------------------

Ratios/
Supplemental Data

Total return^        11.20%*!!    2.80%*!!        1.40%*      6.54%*      4.39%*

Ratio of total
expenses to
average net assets    0.75%*!!    0.80%*!!        0.90%*      0.90%*      0.90%*

Ratio of net
investment income
(loss) to average
net assets            2.36%*!!    2.89%*!!        3.34%*      4.04%*      4.06%*

Portfolio
turnover rate         97.5%      108.5%          115.9%       79.8%       45.4%

Net assets,
end of period
(in thousands)    $ 358,086   $ 293,775       $ 270,372   $ 246,144   $ 198,885


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.80% contractual expense limitation in effect through 9/30/06 and expenses in excess of a 0.90% contractual expense limitation in effect through 5/31/02.

!! See Note 4. Excludes expenses permanently waived of 0.05% and 0.00% of average net assets for the years ended 5/31/04 and 5/31/03, respectively, related to investments in T. Rowe Price Mutual Funds.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Portfolio of Investments (1)                  Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   45.1%

CONSUMER DISCRETIONARY   6.7%

Auto Components   0.1%

Autoliv GDR (SEK)                                    6,300                  259

Keystone Automotive *                                1,700                   47

Koito Manufacturing (JPY)                           15,000                  104

Strattec Security *(ss.)                               500                   29

                                                                            439

Automobiles   0.7%

Ford Motor                                          53,800                  799

Fuji Heavy Industries (JPY)                         20,000                   99

Harley-Davidson                                     10,300                  592

Honda (JPY)                                          3,000                  130

Peugeot (EUR) (ss.)                                  2,591                  146

Renault (EUR)                                        2,529                  188

Toyota Motor (JPY)                                  17,600                  639

Winnebago (ss.)                                        200                    6

                                                                          2,599

Distributors   0.0%

Cycle & Carriage (SGD)                               8,753                   33

                                                                             33

Hotels, Restaurants & Leisure   0.9%

Applebee's                                           1,250                   47

Carnival                                            11,800                  503

CEC Entertainment *                                  1,450                   45

Chicago Pizza & Brewery *(ss.)                         800                   11

Compass (GBP)                                        9,169                   57

Hilton Group (GBP)                                  15,397                   75

International Game Technology                       17,600                  692

McDonald's                                           6,800                  179

MGM Mirage *                                         5,300                  235

Mitchells & Butlers (GBP)                           20,366                   97

PF Chang's China Bistro *(ss.)                       1,000                   45

Red Robin Gourmet Burgers *(ss.)                       700                   19

Ruby Tuesday                                         2,900                   82

Sonic *                                              3,487                   77

Starbucks *                                          6,500                  264

Starwood Hotels & Resorts Worldwide,
Class B, REIT                                       11,900                  502

The Cheesecake Factory *(ss.)                        2,300                   90

Whitbread (GBP)                                     13,696                  201

                                                                          3,221

Household Durables   0.8%

Fortune Brands                                       2,400                  181

Harman International                                   500                   40

Jarden *(ss.)                                        3,000                  105

Newell Rubbermaid (ss.)                             54,900                1,294

Persimmon (GBP)                                     11,494                  127

Pioneer (JPY) (ss.)                                  7,900                  204

SEB (EUR)                                              466                   52

Sony (JPY)                                           7,200                  265

Thomson (EUR) (ss.)                                 13,154                  251

Tupperware                                          20,000                  365

                                                                          2,884

Internet & Catalog Retail   0.2%

Amazon.com *                                         1,200                   58

eBay *                                               6,300                  560

priceline.com *(ss.)                                 1,500                   39

                                                                            657

Leisure Equipment & Products   0.3%

Brunswick                                            3,200                  129

Eastman Kodak                                       18,600                  487

Heiwa (JPY)                                          3,300                   50

MarineMax *                                          1,600                   43

Noritsu Koki (JPY)                                   3,000                   68

Polaris Industries (ss.)                             1,200                   52

SCP Pool (ss.)                                       2,112                   85

                                                                            914

Media   2.1%

Aegis (GBP)                                         68,053                  110

Astro All Asia, 144A (MYR) *                        33,500                   43

British Sky Broadcast (GBP)                         18,699                  210

Clear Channel Communications                        12,700                  504

Comcast, Class A *                                  48,011                1,380

Disney                                              33,000                  775

EchoStar Communications, Class A *                  11,800                  380

Emmis Communications, Class A *(ss.)                 1,800                   39

Entercom Communications *                              600                   24

Fuji Television Network (JPY)                           19                   43

Getty Images *                                         500                   28

JC Decaux (EUR) *                                    6,647                  142

Liberty Media, Class A *                            32,164                  353

McGraw-Hill                                            200                   16

New York Times, Class A                             18,700                  872

News Corporation (AUD)                              11,726                  108

News Corporation ADR (ss.)                           2,600                   96

Omnicom                                              3,000                  240

Scholastic *                                         4,100                  116

Scripps, Class A                                     5,000                  532

Singapore Press (SGD)                                6,000                   72

Time Warner *                                       25,300                  431

Viacom, Class B                                     19,728                  728

Washington Post, Class B                                71                   68

WPP Group, ADR                                       1,900                   95

Young Broadcasting, Class A *(ss.)                   1,100                   16

                                                                          7,421

Multiline Retail   0.5%

Big Lots *                                           2,200                   32

Family Dollar Stores                                 1,600                   50

Neiman Marcus, Class A                               1,100                   57

Nordstrom                                           14,800                  600

Target                                              21,000                  939

                                                                          1,678

Specialty Retail   1.0%

AC Moore Arts & Crafts *(ss.)                          900                   24

AnnTaylor Stores *(ss.)                              5,400                  153

Best Buy                                            11,650                  615

Charles Voegele (CHF)                                1,309                   88

Christopher & Banks (ss.)                            2,125                   40

Dixons (GBP)                                        45,199                  126

Esprit Holdings (HKD)                               22,000                   97

Home Depot                                          36,400                1,307

Hot Topic *                                            700                   15

Kesa Electricals (GBP)                               3,952                   21

Linens 'n Things *(ss.)                              1,900                   58

Monro Muffler Brake *                                  300                    7

Nobia AB (SEK)                                       8,638                   97

The Finish Line, Class A *                             600                   20

Toys "R" Us *                                       62,500                  982

Ultimate Electronics *(ss.)                            900                    3

                                                                           3,653

Textiles, Apparel, & Luxury Goods   0.1%

Adidas-Salomon (EUR)                                   912                  108

Compagnie Financiere Richemont,
Class A (CHF)                                        3,814                   98

Culp *(ss.)                                            700                    5

Unifi *                                              3,400                    8

World Company (JPY)                                  2,000                   63

Yue Yuen Industrial (HKD)                           55,000                  137

                                                                            419

Total Consumer Discretionary                                             23,918


CONSUMER STAPLES   3.4%

Beverages   0.4%

Allied Domecq (GBP)                                 21,520                  181

Coca-Cola                                            7,200                  370

Kirin Brewery (JPY)                                 20,000                  191

Lion Nathan (NZD)                                   34,000                  158

PepsiCo                                              9,820                  524

Remy Cointreau (EUR)                                 2,832                   94

                                                                          1,518

Food & Staples Retailing   1.1%

Carrefour (EUR) (ss.)                                1,984                   97

Casey's General Stores (ss.)                         5,900                   96

Casino Guichard-Perrachon (EUR) (ss.)                3,108                  271

Coles Myer (AUD)                                    19,309                  117

CVS                                                 31,500                1,313

Great Atlantic & Pacific
Tea Company *(ss.)                                   2,400                   17

J Sainsbury (GBP)                                   24,133                  121

METRO (EUR) *(ss.)                                   4,646                  225

Performance Food Group *(ss.)                        3,600                  118

Sysco                                                5,800                  218

Tesco (GBP)                                         37,103                  169

Wal-Mart                                            14,500                  808

Wal-Mart de Mexico (MXN)                            85,600                  256

Walgreen                                             2,500                   88

Wild Oats Markets *(ss.)                             2,100                   28

York-Benimaru (JPY)                                  3,000                   86

                                                                          4,028

Food Products   0.9%

American Italian Pasta, Class A (ss.)                  800                   24

Associated British Foods (GBP)                      14,327                  168

Campbell Soup                                       19,200                  490

CSM GDS (EUR)                                        4,187                  105

General Mills                                       16,220                  747

Koninklijke Wessanen NV GDS (EUR)                    9,352                  139

Nestle (CHF)                                         1,893                  492

Seneca Foods
  Class A *                                            300                    5

  Class B *(ss.)                                       200                    4

Unilever (GBP)                                      38,239                  363

Unilever ADS                                         7,800                  515

Yamazaki Baking (JPY)                                6,000                   56

                                                                          3,108

Household Products   0.4%

Colgate-Palmolive                                   13,800                  789

Kimberly-Clark                                       6,000                  396

Procter & Gamble                                     1,700                  183

                                                                          1,368

Personal Products   0.1%

Chattem *(ss.)                                         600                   16

Gillette                                             2,700                  116

L'Oreal (EUR)                                        1,107                   86

                                                                            218

Tobacco   0.5%

Altria Group                                        29,550                1,418

UST                                                 11,200                  418

                                                                          1,836

Total Consumer Staples                                                   12,076


ENERGY   2.9%

Energy Equipment & Services   0.9%

Atwood Oceanics *(ss.)                               1,500                   60

Baker Hughes                                        38,400                1,307

BJ Services *                                        6,400                  268

Cooper Cameron *(ss.)                                  300                   14

FMC Technologies *                                   4,500                  121

Grant Prideco *                                      9,100                  141

Hanover Compressor *(ss.)                            3,700                   39

Hydril *(ss.)                                        1,000                   29

Key Energy Services *                                1,900                   18

Lone Star Technologies *(ss.)                        1,200                   24

National Oilwell *                                   6,300                  174

Schlumberger                                        11,400                  652

Seacor Smit *(ss.)                                   2,400                   96

Smedvig, Series A (NOK) (ss.)                        2,340                   22

Smith International *                                8,400                  420

W-H Energy Services *(ss.)                           1,100                   20

                                                                          3,405

Oil & Gas   2.0%

BP (GBP)                                            25,338                  222

BP ADR                                              28,202                1,495

ChevronTexaco                                        7,849                  710

ENI (EUR)                                           23,748                  484

ENI ADR (ss.)                                          200                   20

Exxon Mobil                                         17,530                  758

Forest Oil *                                         3,950                   98

Marathon Oil                                        21,200                  707

Noble Energy                                         2,200                  100

Norsk Hydro (NOK) (ss.)                              2,016                  125

OMV (EUR)                                              100                   17

Petroleo Brasileiro (Petrobras) ADR (ss.)            8,100                  187

Shell Transport & Trading (GBP)                     34,370                  248

Shell Transport & Trading ADR                        7,600                  333

Statoil ASA (NOK) (ss.)                             24,655                  310

Tonen General Sekiyu (JPY) (ss.)                     6,000                   51

Total, Series B (EUR) (ss.)                          3,138                  589

Ultra Petroleum *(ss.)                               1,500                   46

Unocal                                              14,700                  524

Woodside Petroleum (AUD)                             9,485                  107

                                                                          7,131

Total Energy                                                             10,536


FINANCIALS   9.8%

Capital Markets   1.7%

Affiliated Managers Group *(ss.)                     1,300                   63

AmeriTrade *                                         2,500                   30

Bank of New York                                     8,100                  244

Charles Schwab                                       7,800                   76

Credit Suisse Group (CHF) *                          7,014                  241

Deutsche Bank (EUR) (ss.)                            3,063                  240

Franklin Resources                                   6,000                  302

Goldman Sachs Group                                  5,600                  526

Investor's Financial Services (ss.)                  1,900                   74

J.P. Morgan Chase                                      800                   29

Legg Mason                                           4,400                  386

Macquarie Bank (AUD)                                 7,552                  180

Mellon Financial                                    44,100                1,298

Merrill Lynch                                       12,200                  693

Morgan Stanley                                       8,500                  455

National Financial Partners                            900                   32

Nomura Holdings (JPY)                                9,000                  138

Northern Trust                                       8,800                  378

Piper Jaffray Cos. *(ss.)                              409                   20

State Street                                        16,500                  799

                                                                          6,204

Commercial Banks   3.1%

77 Bank (JPY)                                       16,000                   95

ABN Amro (EUR)                                       5,819                  124

Alliance & Leicester (GBP)                          18,793                  284

Anglo Irish Bank (EUR)                              13,640                  217

Australia & New Zealand Banking (AUD)               31,314                  405

Australia & New Zealand Banking ADR                  1,000                   65

Banca Intesa (EUR)                                  48,229                  173

Banco Santander ADR                                 12,384                  328

Banco Santander Central Hispano (EUR)               27,613                  293

Bank Austria Creditanstalt (EUR)                     3,748                  213

Bank of America                                     16,200                1,347

Bank of Yokohama (JPY) (ss.)                        38,000                  217

Bank One                                            12,400                  601

Barclays (GBP)                                      71,779                  626

BNP Paribas (EUR) (ss.)                              6,846                  418

Boston Private Financial (ss.)                       1,400                   32

Chittenden (ss.)                                     4,400                  143

Citizens Banking (ss.)                               3,700                  111

DBS Group (SGD)                                     11,978                   99

Dexia (EUR) (ss.)                                    7,392                  124

Glacier Bancorp (ss.)                                1,326                   35

Grupo Financiero Banorte (MXN)                      51,500                  180

HBOS (GBP)                                          23,618                  309

HSBC (GBP)                                          19,507                  289

Jyske (DKK) *                                        2,382                  126

Mitsubishi Tokyo Financial (JPY) (ss.)                  15                  129

National Australia Bank (AUD)                       19,756                  425

NORDEA (SEK)                                        52,191                  354

Pinnacle Financial Partners *                          100                    2

Provident Bankshares (ss.)                           2,500                   72

Royal Bank of Scotland Group (GBP)                  17,897                  540

Sandy Spring Bancorp (ss.)                           1,000                   35

SEB, Series A (SEK)                                 15,371                  222

Signature Bank *(ss.)                                  200                    5

Southwest Bancorp (ss.)                              2,600                  109

Sumitomo Mitsui Financial (JPY) (ss.)                   39                  280

Svenska Handelsbanken, Series A (SEK) (ss.)         13,039                  254

Texas Capital Bancshares *(ss.)                      2,000                   31

U.S. Bancorp                                        31,900                  896

UniCredito Italiano (EUR)                           37,373                  175

Valley National Bancorp (ss.)                        3,734                   95

Wells Fargo                                          9,400                  553

WestAmerica                                          2,600                  128

                                                                         11,159

Consumer Finance   0.6%

AIFUL (JPY)                                          1,850                  181

American Express                                    29,700                1,506

SLM Corporation                                     11,500                  441

                                                                          2,128

Diversified Financial Services   0.7%

Assured Guaranty *                                   4,200                   72

Citigroup                                           46,890                2,177

ING Groep GDS (EUR)                                  8,784                  198

                                                                          2,447

Insurance   2.4%

Allianz (EUR)                                        2,131                  222

American International Group                        32,217                2,362

Aspen Insurance Holdings (ss.)                       1,900                   46

Aviva (GBP)                                         19,340                  189

Bristol West Holdings                                2,200                   46

Brown and Brown (ss.)                                2,000                   80

CNP Assurances (EUR)                                 4,469                  259

Genworth Financial, Class A *                       27,900                  544

Hannover Rueckversicherung (EUR) *                   2,133                   72

Harleysville Group (ss.)                               800                   15

Hartford Financial Services                          7,500                  496

Horace Mann Educators                                5,100                   86

Infinity Property & Casualty (ss.)                   2,300                   72

Insurance Australia Group (AUD)                     31,219                  102

Markel *(ss.)                                          300                   86

Marsh & McLennan                                     8,100                  357

Mitsui Sumitomo Insurance (JPY)                     16,000                  143

Nipponkoa Insurance (JPY)                           14,000                   80

Ohio Casualty *(ss.)                                 6,200                  116

PartnerRe                                            1,800                  101

Prudential (GBP)                                     8,537                   70

QBE Insurance (AUD) (ss.)                           26,401                  236

SAFECO                                              18,600                  780

Selective Insurance (ss.)                            2,200                   80

St. Paul Companies                                  19,610                  778

Triad Guaranty *(ss.)                                  700                   40

Unipol (EUR)                                        42,539                  166

UnumProvident                                       18,600                  271

W. R. Berkley                                        1,425                   59

XL Capital                                           5,500                  411

                                                                          8,365

Real Estate   0.8%

Arden Realty, REIT                                   1,900                   56

Corio (EUR)                                          2,740                  115

EastGroup Properties, REIT (ss.)                     2,200                   70

Essex Property Trust, REIT                             200                   13

Federal Realty Investment Trust, REIT               12,400                  495

Gables Residential Trust, REIT (ss.)                 2,000                   67

General Property Trust, Equity Units (AUD)          81,052                  199

Goldcrest (JPY)                                      2,290                  132

LaSalle Hotel Properties, REIT                       1,200                   29

Manufactured Home Communities, REIT                    900                   28

Parkway Properties, REIT (ss.)                       1,600                   64

Reckson Associates Realty, REIT                     14,971                  389

Simon Property Group, REIT                          12,868                  664

Sun Hung Kai Properties (HKD)                       18,000                  154

Washington, REIT                                     2,600                   73

Wereldhave (EUR)                                     1,314                  101

Westfield Trust, Equity Units (AUD) (ss.)           55,844                  170

Wheelock (HKD)                                      48,000                   58

                                                                          2,877

Thrifts & Mortgage Finance   0.5%

Bradford & Bingley (GBP)                            36,483                  186

Fannie Mae                                          16,600                1,124

Frankfort First (ss.)                                  300                    6

Freddie Mac                                          5,500                  321

Hypo Real Estate (EUR) *                             6,942                  195

                                                                          1,832

Total Financials                                                         35,012


HEALTH CARE   5.1%

Biotechnology   0.6%

Abgenix *                                              100                    2

Alexion Pharmaceutical *(ss.)                          400                    8

Alkermes *(ss.)                                      2,600                   37

Amgen *                                             13,200                  722

Amylin Pharmaceuticals *(ss.)                        1,100                   24

Anadys Pharmaceuticals *(ss.)                        1,300                   10

Biogen Idec *                                        3,200                  199

Cephalon *(ss.)                                        981                   53

CSL (AUD)                                            2,632                   43

Cubist Pharmaceuticals *(ss.)                        2,300                   23

CV Therapeutics *(ss.)                                 200                    3

Cytogen *(ss.)                                         900                   12

Cytokinetics *(ss.)                                    200                    3

deCODE GENETICS *(ss.)                                 900                    8

Dynavax Technologies *(ss.)                            900                    8

Exelixis *(ss.)                                      1,900                   18

Genentech *                                          3,400                  203

Gilead Sciences *                                    5,400                  354

MedImmune *                                          1,500                   36

Memory Pharmaceuticals *(ss.)                          900                    6

Myriad Genetics *(ss.)                               2,600                   43

Neurocrine Biosciences *(ss.)                        1,100                   63

NPS Pharmaceuticals *(ss.)                             600                   13

ONYX Pharmaceuticals *(ss.)                          1,400                   66

OSI Pharmaceuticals *(ss.)                             200                   16

Rigel Pharmaceuticals *(ss.)                           600                   11

Trimeris *(ss.)                                        900                   13

Vertex Pharmaceuticals *(ss.)                        3,396                   30

                                                                          2,027

Health Care Equipment & Supplies   0.7%

Advanced Neuromodulation Systems *(ss.)              1,200                   39

Analogic (ss.)                                       1,100                   51

Baxter International                                21,500                  676

Boston Scientific *                                  8,600                  381

DJ Orthopedics *                                     1,300                   30

Edwards Lifesciences *                               1,500                   54

Elekta, Series B (SEK) *                             4,278                   86

EPIX Medical *(ss.)                                    600                   15

Guidant                                              2,700                  147

Integra LifeServices Holdings *(ss.)                 1,700                   54

Matthews International, Class A                      3,700                  117

Medtronic                                           10,700                  513

Nuvasive *(ss.)                                        400                    4

St. Jude Medical *                                   1,500                  114

Steris *                                             2,600                   60

Stryker                                              3,800                  193

Thoratec *(ss.)                                      1,200                   17

Wilson Greatbatch Technologies *(ss.)                1,200                   33

                                                                          2,584

Health Care Providers & Services   1.2%

Alliance UniChem (GBP)                              15,295                  178

AmerisourceBergen                                   10,800                  648

Anthem *(ss.)                                        2,000                  177

Celesio (EUR)                                        2,818                  161

Cross Country Healthcare *(ss.)                        200                    3

Henry Schein *                                       2,000                  134

Hooper Holmes                                        3,400                   19

LabOne *(ss.)                                          900                   28

Lifeline Systems *                                   1,800                   37

LifePoint Hospitals *                                  300                   11

Medco *                                              1,521                   53

Sunrise Senior Living *(ss.)                         3,100                  112

Suzuken (JPY) *                                      1,920                   60

Symbion *(ss.)                                         400                    7

United Surgical Partners International *               300                   12

UnitedHealth Group                                  27,800                1,814

WellChoice *                                         1,100                   45

WellPoint Health Networks *                          7,800                  870

                                                                          4,369

Pharmaceuticals   2.6%

Abbott Laboratories                                  5,500                  227

AstraZeneca ADR                                      5,700                  267

Atherogenics *(ss.)                                  1,300                   30

Aventis (EUR) (ss.)                                  2,761                  219

Eisai (JPY)                                          4,000                  104

Eli Lilly                                            3,100                  228

Eon Labs *(ss.)                                        500                   38

Forest Laboratories *                                9,600                  609

Galen Holdings (GBP)                                11,512                  153

GlaxoSmithKline (GBP)                               15,144                  316

GlaxoSmithKline ADR                                  5,200                  221

Hisamitsu Pharmaceutical (JPY)                       5,000                   82

Inspire Phamaceuticals *                               600                   10

Johnson & Johnson                                   11,700                  652

Kissei Pharmaceutical (JPY)                          3,000                   64

Kobayashi Pharmaceutical (JPY)                       3,000                   80

Medicines Company *                                  1,000                   32

Merck                                               12,200                  577

Nektar Therapeutics *(ss.)                             400                    9

Novartis (CHF)                                      15,002                  673

Noven Pharmaceuticals *(ss.)                         2,600                   50

Novo Nordisk, Series B (DKK)                         1,371                   63

Pfizer                                              57,416                2,029

Sanofi-Synthelabo (EUR) (ss.)                        4,937                  326

Schering-Plough                                     42,700                  722

Takeda Chemical Industries (JPY)                     4,000                  167

Teva Pharmaceutical ADR (ss.)                        3,600                  238

Wyeth                                               32,060                1,154

                                                                          9,340

Total Health Care                                                        18,320


INDUSTRIALS & BUSINESS SERVICES   5.6%

Aerospace & Defense   0.6%

Armor Holdings *(ss.)                                3,800                  142

European Aeronautic Defense
& Space (EUR) (ss.)                                  8,345                  206

General Dynamics                                     2,200                  210

Honeywell International                              4,300                  145

Lockheed Martin                                     28,000                1,387

Mercury Computer Systems *(ss.)                      1,900                   43

                                                                          2,133

Air Freight & Logistics   0.3%

EGL *(ss.)                                           3,700                   85

Expeditors International of Washington                 300                   14

Forward Air *                                          300                    9

Pacer International *                                2,000                   38

Ryder System                                         1,900                   70

UPS, Class B                                         8,000                  574

UTi Worldwide (ss.)                                  2,000                   92

                                                                            882

Airlines   0.0%

Frontier Airlines *(ss.)                             1,800                   17

Midwest Express Holdings *(ss.)                      1,900                    7

Qantas Airways (AUD)                                22,738                   56

                                                                             80

Building Products   0.1%

Pilkington (GBP)                                    82,571                  137

Quixote (ss.)                                          600                   13

Trex *(ss.)                                          1,300                   47

Commercial Services & Supplies   1.2%

Apollo Group, Class A *                              8,200                  769

Cendant                                             12,400                  284

Central Parking (ss.)                                4,400                   81

ChoicePoint *                                        2,000                   87

Consolidated Graphics *(ss.)                         2,900                  116

Education Management *                                 500                   17

Electro Rent                                         1,800                   20

First Advantage, Class A *                             600                   13

G&K Services, Class A                                2,000                   79

Glory (JPY)                                          2,500                   36

H&R Block                                            6,900                  337

Herman Miller (ss.)                                  3,500                   84

Intersections *(ss.)                                   200                    5

Ionics *(ss.)                                        3,600                   91

KForce.com *(ss.)                                    3,300                   30

Layne Christensen *(ss.)                               400                    7

LECG *                                               1,900                   34

New England Business Service (ss.)                   1,400                   61

R.R. Donnelley                                      28,000                  847

Resources Connection *(ss.)                          2,900                  124

SOURCECORP *                                         1,600                   41

Tetra Tech *(ss.)                                    4,076                   69

Waste Management                                    35,106                1,010

West Corporation *(ss.)                                900                   23

                                                                          4,265

Construction & Engineering   0.2%

Acciona (EUR) (ss.)                                  2,992                  189

AMEC (GBP)                                          24,177                  119

Balfour Beatty (GBP)                                27,483                  126

Insituform Technologies, Class A *(ss.)              2,400                   37

JGC (JPY)                                           10,000                   84

NCC AB, Series B (SEK)                              13,644                  115

Electrical Equipment   0.1%

A.O. Smith (ss.)                                     4,350                  128

American Superconductor *(ss.)                         700                    9

Artesyn Technologies *(ss.)                          3,600                   33

Belden (ss.)                                         5,000                   84

Draka (EUR)                                          1,889                   31

PECO II *                                              600                    1

Sumitomo Electric Industries (JPY) (ss.)            11,000                  106

Woodward Governor (ss.)                                300                   20

                                                                            412

Industrial Conglomerates   1.6%

3M                                                   8,600                  727

DCC (EUR)                                            8,270                  135

General Electric                                    45,900                1,428

Hutchison Whampoa (HKD)                             39,300                  266

Sembcorp (SGD)                                     227,000                  192

Siemens (EUR)                                        6,641                  468

Tyco International                                  77,094                2,374

                                                                          5,590

Machinery   0.9%

Actuant, Class A *(ss.)                              2,460                   84

Cuno *(ss.)                                            100                    5

Danaher                                             23,600                1,110

Deere                                               12,000                  788

Fanuc (JPY)                                          3,100                  181

Graco                                                2,600                   73

Guinness Peat Group (NZD)                           68,708                   85

Harsco                                               3,000                  130

IDEX                                                   700                   33

Illinois Tool Works                                  1,800                  162

Lindsay Manufacturing (ss.)                          2,800                   64

Mitsubishi Heavy Industries (JPY)                   47,000                  123

Pall                                                13,200                  319

Reliance Steel & Aluminum (ss.)                        600                   22

Saurer (CHF) *                                       1,295                   66

Saurer, Rights (CHF) *                               1,295                    1

Toro (ss.)                                           1,400                   90

                                                                          3,336

Marine   0.0%

International Shipholding *                            400                    6

Nippon Yusen (JPY)                                  34,000                  146

                                                                            152

Road & Rail   0.5%

Arriva (GBP)                                        22,655                  162

Burlington Northern Santa Fe                        18,700                  616

Genesee & Wyoming, Class A *(ss.)                      300                    7

Heartland Express (ss.)                              1,106                   27

Knight Transportation *(ss.)                         4,200                  102

Nippon Express (JPY)                                17,000                   92

Norfolk Southern                                    26,800                  649

Overnite                                             1,100                   29

                                                                          1,684

Trading Companies & Distributors   0.1%

Mitsubishi (JPY)                                    21,000                  208

Sumitomo (JPY)                                      25,000                  193

                                                                            401

Transportation Infrastructure   0.0%

Kamigumi (JPY)                                       9,000                   59

Macquarie Infrastructure Group,
Equity Units (AUD)                                  28,138                   64

                                                                            123

Total Industrials & Business Services                                    19,925


INFORMATION TECHNOLOGY   5.5%

Communications Equipment   1.3%

Black Box (ss.)                                      2,100                   96

Cisco Systems *                                     51,300                1,136

Corning *                                          114,900                1,424

Emulex *(ss.)                                        2,200                   41

F5 Networks *(ss.)                                     900                   27

Ixia *(ss.)                                          1,300                   12

Juniper Networks *                                   5,400                  113

Lucent Technologies *(ss.)                         187,900                  671

Nokia (EUR)                                          6,330                   86

Nokia ADR                                           14,300                  196

Packeteer *(ss.)                                     1,200                   17

QLogic *                                             4,300                  132

QUALCOMM                                             2,200                  147

Research In Motion *                                 3,900                  468

Riverstone Networks *(ss.)                           6,400                    7

Sagem (EUR)                                          1,384                  152

Sirf Technology Holdings *(ss.)                        500                    7

Stratos International *(ss.)                           169                    1

Tekelec *(ss.)                                         700                   12

Uniden (JPY)                                         3,000                   53

                                                                          4,798

Computer & Peripherals   0.5%

Creative Technology (SGD)                            4,950                   50

Dell *                                              29,000                1,020

IBM                                                    800                   71

Lexmark International *                              4,000                  377

NEC (JPY)                                           11,000                   81

NEC Fielding (JPY) *(ss.)                            1,000                   27

NEC Fielding (When Issued) (JPY)                     1,000                   27

Synaptics *(ss.)                                     1,700                   33

                                                                          1,686

Electronic Equipment & Instruments   0.2%

Digital Theater Systems *(ss.)                       1,200                   30

Hosiden (JPY) (ss.)                                  6,000                   75

KEMET *                                              4,900                   60

Kyocera (JPY)                                        1,000                   83

Littelfuse *(ss.)                                    1,700                   67

Methode Electronics, Class A                         3,200                   35

Newport *(ss.)                                       1,600                   23

Plexus *(ss.)                                        4,900                   72

Shimadzu (JPY) (ss.)                                31,000                  160

TDK (JPY)                                            1,900                  134

Technitrol *(ss.)                                    1,000                   21

Woodhead Industries (ss.)                            3,100                   47

                                                                            807

Internet Software & Services   0.4%

Digital Insight *(ss.)                               1,900                   37

InterActiveCorp *(ss.)                              13,000                  406

Internet Security Systems *(ss.)                     2,400                   38

MatrixOne *(ss.)                                     4,100                   28

Netegrity *(ss.)                                     2,200                   21

Sonicwall *(ss.)                                       100                    1

Websense *(ss.)                                      1,200                   39

Yahoo! *                                            23,000                  705

                                                                          1,275

IT Services   0.6%

Accenture, Class A *                                 2,000                   49

Affiliated Computer Services, Class A *              6,300                  314

Automatic Data Processing                              700                   31

BISYS Group *                                        2,700                   34

CACl International, Class A *(ss.)                   2,100                   78

First Data                                          11,036                  478

Fiserv *                                             8,800                  333

Global Payments (ss.)                                2,200                  103

Indra Sistemas (EUR)                                11,556                  148

Iron Mountain *                                      3,000                  133

Itochu Techno-Science (JPY) (ss.)                    4,700                  183

Logica CMG (GBP)                                    18,921                   65

Maximus *(ss.)                                       2,700                   97

MPS Group *                                          6,900                   76

SunGard Data Systems *                               4,600                  127

                                                                          2,249

Office Electronics   0.1%

Canon (JPY)                                          6,000                  297

Neopost (EUR)                                        1,529                   86

Semiconductor & Semiconductor Equipment   1.1%

AMIS Holdings *(ss.)                                 1,200                   20

Analog Devices                                      12,400                  609

Applied Materials *                                 10,900                  218

Artisan Components *(ss.)                            2,500                   63

Atheros Communications *(ss.)                          500                    6

ATMI *(ss.)                                          2,400                   61

Cabot Microelectronics *(ss.)                        1,600                   50

Entegris *(ss.)                                      3,800                   43

Exar *(ss.)                                          3,000                   48

Intel                                               21,400                  611

Jenoptik (EUR) (ss.)                                 7,208                   87

Lattice Semiconductor *(ss.)                           200                    2

Maxim Integrated Products                           14,900                  757

Microchip Technology                                 4,300                  136

Microsemi *(ss.)                                     3,000                   37

MKS Instruments *(ss.)                               3,800                   89

Mykrolis *(ss.)                                      4,400                   71

PDF Solutions *(ss.)                                 1,900                   17

Power Integrations *(ss.)                              600                   17

Rohm (JPY)                                             500                   60

Semiconductor Manufacturing ADR *(ss.)               4,400                   55

Semtech *(ss.)                                       4,900                  123

Sigmatel *(ss.)                                      1,100                   28

Tessera Technologies *(ss.)                          2,200                   39

Texas Instruments                                   10,200                  266

Xilinx                                               9,100                  332

                                                                          3,845

Software   1.3%

Actuate *                                            1,900                    7

Adobe Systems                                       11,800                  527

Altiris *(ss.)                                       1,400                   37

Catapult Communications *(ss.)                       1,300                   21

Concord Communications *(ss.)                          800                    9

FactSet Research Systems (ss.)                       2,200                   96

FileNet *(ss.)                                       3,200                   87

Intuit *                                            11,900                  466

Jack Henry & Associates                              5,900                  114

Kronos *(ss.)                                        4,000                  166

Magma Design Automation *(ss.)                       1,100                   21

Mercury Interactive *                                  700                   34

Microsoft                                           64,500                1,700

NEC Soft (JPY)                                       2,900                   78

NetIQ *                                              2,760                   37

Open Solutions *(ss.)                                1,000                   22

Progress Software *(ss.)                             2,200                   41

Quest Software *(ss.)                                2,700                   36

Red Hat *(ss.)                                       1,600                   44

RSA Security *(ss.)                                  3,000                   55

SAP (EUR)                                            2,054                  332

SAP ADR (ss.)                                        6,900                  279

SPSS *(ss.)                                          1,300                   22

Symantec *                                           3,900                  179

Trend Micro (JPY)                                    2,500                   94

Verisity Ltd. *                                      1,100                    6

VERITAS Software *                                   5,625                  150

Verity *(ss.)                                        2,800                   39

                                                                          4,699

Total Information Technology                                             19,742


MATERIALS   3.5%

Chemicals   1.3%

Agrium                                              31,100                  409

Airgas                                               8,100                  176

Arch Chemicals                                       3,200                   85

BASF (EUR) (ss.)                                     5,239                  268

Degussa (EUR) (ss.)                                  7,588                  251

Dow Chemical                                        21,200                  846

DuPont                                              16,102                  696

Ferro (ss.)                                          3,300                   84

Great Lakes Chemical                                10,540                  261

Hercules *                                          25,800                  273

IMC Global (ss.)                                     6,400                   80

International Flavors & Fragrances                  12,400                  446

Kaneka (JPY)                                        27,000                  250

MacDermid                                              400                   12

Material Sciences *(ss.)                             1,800                   19

Minerals Technologies (ss.)                          2,500                  144

Mitsubishi Gas Chemical (JPY) (ss.)                 21,000                   79

Potash Corp./Saskatchewan                            4,800                  418

Symyx Technologies *(ss.)                              700                   17

Yara International (NOK) *                           2,016                   15

                                                                          4,829

Construction Materials   0.3%

Aggregate Industries (GBP)                          89,194                  138

Boral (AUD)                                         83,138                  348

Cemex (MXN)                                         37,171                  217

Heidelberger Zement (EUR)                            1,367                   60

Lafarge (EUR)                                          924                   80

RMC (GBP)                                            9,667                   97

                                                                            940

Containers & Packaging   0.0%

Chesapeake Corp. (ss.)                               1,700                   37

Smurfit-Stone Container *(ss.)                         400                    7

Toyo Seikan Kaisha (JPY) (ss.)                       7,000                  115

                                                                            159

Metals & Mining   1.6%

Alcoa                                               19,420                  608

Anglo American (GBP)                                 6,713                  141

BHP Billiton (AUD)                                  14,000                  120

Bluescope Steel (AUD)                               76,181                  337

Gerdau ADR (ss.)                                    39,220                  417

Gibraltar Steel (ss.)                                  600                   17

Lihir Gold (AUD) (ss.)                              39,140                   27

Meridian Gold *(ss.)                                 4,900                   64

Nippon Steel (JPY)                                  74,000                  150

NN, Inc.                                               300                    4

Nucor                                               30,400                2,002

Phelps Dodge *                                      19,600                1,331

SSAB Svenskt Stal, Series A (SEK)                    8,850                  148

Steel Dynamics *(ss.)                                3,000                   77

Voestalpine (EUR) (ss.)                              2,361                  105

                                                                          5,548

Paper & Forest Products   0.3%

Buckeye Technologies *(ss.)                          3,900                   39

MeadWestvaco                                        13,800                  381

Paperlinx (AUD)                                     34,095                  119

Potlatch (ss.)                                         100                    4

Weyerhaeuser                                         9,500                  575

                                                                          1,118

Total Materials                                                          12,594


TELECOMMUNICATION SERVICES   1.5%

Diversified Telecommunication Services   0.5%

Cable & Wireless (GBP) *                            31,176                   71

Commonwealth Telephone Enterprises *(ss.)              100                    4

SBC Communications                                  11,100                  263

Sprint                                              30,500                  542

TDC (DKK) (ss.)                                      4,321                  146

Tele Norte Leste Participacoes ADR (ss.)            13,100                  148

Tele2 AB, Series B (SEK) (ss.)                       4,049                  175

Telecom Italia (EUR)                                69,177                  212

Telenor (NOK) (ss.)                                 32,842                  235

Telmex ADR                                           5,600                  188

                                                                          1,984

Wireless Telecommunication Services   1.0%

America Movil ADR, Series L                          7,800                  273

Bouygues (EUR) (ss.)                                 5,977                  206

China Unicom (HKD)                                  76,000                   59

Debitel (EUR) *                                      2,497                   33

KDDI (JPY) (ss.)                                        56                  327

mm02 (GBP) *                                       198,914                  355

Nextel Communications, Class A *                    26,100                  604

SK Telecom ADR (ss.)                                 4,410                   92

Smartone Telecommunications (HKD)                   53,000                   57

Spectrasite *                                        2,400                  100

Telecom Italia Mobile (EUR) (ss.)                   58,482                  317

Vodafone ADR (ss.)                                  47,550                1,130

Western Wireless, Class A *(ss.)                       900                   25

                                                                          3,578

Total Telecommunication Services                                          5,562


UTILITIES   1.1%

Electric Utilities   0.8%

Cleco (ss.)                                          2,000                   35

E.On (EUR) (ss.)                                     7,400                  513

El Paso Electric *                                   2,000                   29

Exelon                                              12,974                  432

FirstEnergy                                         13,719                  535

Hong Kong Electric (HKD)                            20,000                   83

Iberdrola (EUR)                                     11,257                  227

TEPCO (JPY)                                          5,100                  110

Tohoku Electric Power (JPY)                         10,900                  176

TXU                                                 20,200                  755

                                                                          2,895

Gas Utilities   0.1%

Australian Gas Light (AUD)                          18,107                  152

Centrica (GBP)                                      66,702                  260

Toho Gas (JPY)                                      25,000                   84

                                                                            496

Multi-Utilities & Unregulated Power   0.2%

Constellation Energy Group                           9,300                  356

RWE (EUR)                                            2,600                  113

United Utilities (GBP)                              14,289                  143

                                                                            612

Total Utilities                                                           4,003


Total Common Stocks (Cost  $125,653)                                    161,688

PREFERRED STOCKS   0.2%

Fresenius (EUR) (ss.)                                1,590                  121

News Corporation ADR                                 9,200                  313

Porsche (EUR)                                          323                  218

Total Preferred Stocks (Cost  $500)                                         652


ASSET-BACKED SECURITIES   1.1%

Capital Auto Receivables Asset Trust,
Series 2002-2, Class CERT, 4.18%, 10/15/07         265,498                  269

Chase Manhattan Auto Owner Trust
    Series 2001-B, Class CTFS,
    3.75%, 5/15/08                                 102,467                  104

    Series 2003-A, Class A4,
    2.06%, 12/15/09                                350,000                  340

CIT RV Trust, Series 1998-A, Class A4,
6.09%, 2/15/12                                     211,801                  214

Citibank Credit Card Issuance Trust
    Series 2001-C1, Class C1, VR,
    2.22%, 1/15/10                                 260,000                  265

    Series 2000-C1, Class C1,
    7.45%, 9/15/07                                 400,000                  423

Hyundai Auto Receivables Trust
    Series 2003-A, Class A4,
    3.02%, 10/15/10                                200,000                  198

    Series 2003 A, Class D,
    4.06%, 10/15/10                                 90,000                   90

MBNA Master Credit Card Trust II,
Series 2000-D, Class C, 144A
8.40%, 9/15/09                                     450,000                  505

Morgan Stanley Auto Loan Trust,
Series 2004-HB1, Class C
VR, 2.88%, 10/15/11                                165,000                  165

Peco Energy Transition Trust,
Series 2001-A Class A1, VR,
6.52%, 12/31/10                                    500,000                  548

Reliant Energy Transition Bond,
Series 2001-1 Class A4,
5.63%, 9/15/15                                     375,000                  391

World Financial Network,
Series 2003-A Class A2, VR,
1.47%, 5/15/12                                     475,000                  476


Total Asset-Backed Securities (Cost  $3,946)                              3,988


CORPORATE BONDS   8.0%

Abbott Laboratories, 5.625%, 7/1/06                500,000                  527

ABN Amro Bank (Chicago), 7.125%, 6/18/07           165,000                  181

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                               300,000                  313

Alcan, 6.125%, 12/15/33                            195,000                  188

Allstate Financial Global Funding,
144A, 5.25%, 2/1/07                                165,000                  173

Amerada Hess, 7.875%, 10/1/29                      140,000                  150

AOL Time Warner, 7.625%, 4/15/31                   180,000                  194

Appalachian Power, 4.80%, 6/15/05                  200,000                  204

AT&T Broadband, 8.375%, 3/15/13                    345,000                  405

AutoZone, 4.75%, 11/15/10                          160,000                  156

Baker Hughes, 6.875%, 1/15/29                      250,000                  272

Bank of America, 4.875%, 9/15/12                   300,000                  292

Bank One, 5.25%, 1/30/13                           285,000                  279

BB&T, 6.50%, 8/1/11                                 80,000                   87

Black Hills, 6.50%, 5/15/13                        190,000                  190

Boeing, 8.75%, 8/15/21                              95,000                  118

British Telecommunications, VR,
8.375%, 12/15/10                                   110,000                  129

Buckeye Partners, 6.75%, 8/15/33                    90,000                   93

Bunge Limited Finance, 4.375%, 12/15/08            225,000                  222

Canadian National Railway, 4.40%, 3/15/13          155,000                  145

Canadian Natural Resources, 7.20%, 1/15/32         275,000                  307

Capital One Bank, 4.25%, 12/1/08                   200,000                  196

CE Electric UK Funding, 144A,
6.995%, 12/30/07                                   165,000                  175

Celulosa Arauco Y Constitucion,
5.125%, 7/9/13                                     190,000                  177

Chancellor Media, 8.00%, 11/1/08                   105,000                  119

Chevron Phillips Chemical, 5.375%, 6/15/07         150,000                  157

CIT Group
    2.875%, 9/29/06                                105,000                  104

    7.75%, 4/2/12                                  175,000                  199

Citigroup, 5.625%, 8/27/12                         285,000                  291

Citizens Communications, 9.00%, 8/15/31            115,000                  108

Clear Channel Communications,
4.625%, 1/15/08                                    115,000                  117

ConocoPhillips, 5.90%, 10/15/32                    270,000                  259

Countrywide Home Loans, 5.50%, 2/1/07              145,000                  152

Cox Communications, 7.875%, 8/15/09                195,000                  221

DaimlerChrysler, 6.50%, 11/15/13                   245,000                  248

Delta Airlines, ETC, 10.00%, 5/17/10               146,000                   74

Deutsche Telekom International Finance,
STEP, 8.75%, 6/15/30                               135,000                  164

Deutsche Telekom International Finance
STEP, 8.50%, 6/15/10                               125,000                  148

Developers Diversified Realty,
3.875%, 1/30/09                                    155,000                  150

Devon Financing, 7.875%, 9/30/31                   155,000                  178

Domtar, 5.375%, 12/1/13                            175,000                  167

Dow Chemical, 6.125%, 2/1/11                       140,000                  147

Duke Capital
    4.302%, 5/18/06                                105,000                  106

    7.50%, 10/1/09                                 190,000                  211

Encana Holdings Finance, 5.80%, 5/1/14             215,000                  219

Entergy Gulf States, 5.20%, 12/3/07                180,000                  181

Exelon Generation, 144A, 5.35%, 1/15/14            180,000                  174

Falconbridge, 7.35%, 6/5/12                        210,000                  231

First Union, 6.40%, 4/1/08                          85,000                   92

Ford Motor Credit
    5.80%, 1/12/09                                 250,000                  250

    6.50%, 1/25/07                                 485,000                  509

France Telecom, STEP, 8.75%, 3/1/11                 80,000                   93

Franklin Resources, 3.70%, 4/15/08                  65,000                   64

Fred Meyer, 7.45%, 3/1/08                          200,000                  223

Fund American Companies, 5.875%, 5/15/13           200,000                  198

General Electric Capital
    6.00%, 6/15/12                                 410,000                  431

    6.125%, 2/22/11                                265,000                  284

General Motors Acceptance, 7.25%, 3/2/11           260,000                  273

Glaxosmithkline Capital, 5.375%, 4/15/34           145,000                  131

GM, 8.375%, 7/15/33                                245,000                  255

Goldman Sachs Capital I, 6.345%, 2/15/34           415,000                  391

Halliburton, 144A, VR, 1.92%, 1/26/07              210,000                  210

HBOS, 144A, 6.00%, 11/1/33                         195,000                  183

Hearst-Argyle, 7.00%, 1/15/18                      145,000                  156

Hertz, 4.70%, 10/2/06                               95,000                   95

Highmark, 144A, 6.80%, 8/15/13                      95,000                  100

Household Finance
    5.75%, 1/30/07                                  75,000                   79

    6.375%, 11/27/12                                60,000                   64

Hutchison Whampoa, 144A, 5.45%, 11/24/10           145,000                  142

IBM, 4.25%, 9/15/09                                215,000                  214

ING Bank NV, 144A, 5.125%, 5/1/15                  250,000                  240

Inter-American Development Bank,
5.00%, 11/15/06 (AUD)                            1,300,000                  910

International Lease Finance,
6.375%, 3/15/09                                    300,000                  322

International Speedway, 144A,
4.20%, 4/15/09                                      95,000                   93

IStar Financial, 144A, 4.875%, 1/15/09              85,000                   81

J.P. Morgan Chase, 5.75%, 1/2/13                   205,000                  208

Jersey Central Power & Light,
144A, 5.625%, 5/1/16                                90,000                   88

John Deere Capital, 7.00%, 3/15/12                 205,000                  229

Kaneb Pipeline Operations,
7.75%, 2/15/12                                     115,000                  126

Kinder Morgan, 6.50%, 9/1/12                       200,000                  212

Kraft Foods, 5.625%, 11/1/11                       205,000                  207

Liberty Media, VR, 2.61%, 9/17/06                  210,000                  214

Marsh & McLennan, 3.625%, 2/15/08                  100,000                   98

Masco, 5.875%, 7/15/12                             265,000                  275

McCormick, 6.40%, 2/1/06                           325,000                  344

MetLife, 6.125%, 12/1/11                           240,000                  255

Miller Brewing, 144A, 5.50%, 8/15/13               260,000                  260

Morgan Stanley, 3.625%, 4/1/08                     330,000                  324

Motorola, 6.75%, 2/1/06                            120,000                  126

Nationwide Financial Services,
5.90%, 7/1/12                                      225,000                  233

Nationwide Mutual Insurance,
144A, 6.60%, 4/15/34                               115,000                  109

NLV Financial, 144A, 7.50%, 8/15/33                140,000                  140

Noram Energy, 6.50%, 2/1/08                         65,000                   69

Northern Trust, 4.60%, 2/1/13                      120,000                  114

Occidental Petroleum, 4.25%, 3/15/10                80,000                   78

Office Depot, 6.25%, 8/15/13                       185,000                  192

Ohio Edison, 4.00%, 5/1/08                         200,000                  195

Panhandle Eastern Pipeline, 4.80%, 8/15/08          90,000                   90

Pemex Project Funding Master Trust,
7.375%, 12/15/14                                   140,000                  144

PG&E, VR, 1.81%, 4/30/06                           215,000                  216

Pinnacle West Capital, 6.40%, 4/1/06               170,000                  179

Pioneer Natural Resources, 7.50%, 4/15/12          150,000                  169

Plains All American Pipeline,
7.75%, 10/15/12                                    140,000                  154

Potomac Electric Power, 3.75%, 2/15/06             115,000                  116

PPL Capital Funding, 144A, 4.33%, 3/1/09           210,000                  205

Praxair, 2.75%, 6/15/08                            200,000                  191

Principal Life, 144A, 5.125%, 10/15/13             210,000                  205

Principal Mutual Life Insurance,
144A, 8.00%, 3/1/44                                215,000                  218

Prudential Financial, 3.75%, 5/1/08                170,000                  168

PSEG Power, 3.75%, 4/1/09                          150,000                  143

Public Service of New Mexico,
4.40%, 9/15/08                                     190,000                  189

Pulte Homes, 7.875%, 8/1/11                        170,000                  191

R.R. Donnelley & Sons, 144A,
3.75%, 4/1/09                                      125,000                  121

Reckson Operating Partnership,
5.15%, 1/15/11                                     190,000                  185

Rogers Cable, 5.50%, 3/15/14                       175,000                  154

Rouse, 8.43%, 4/27/05                              400,000                  420

SCA Coordination Center, 144A,
4.50%, 7/15/15                                     140,000                  128

Sealed Air, 144A, 5.375%, 4/15/08                  180,000                  185

Security Benefit Life Insurance,
144A, 7.45%, 10/1/33                                95,000                   98

Sempra Energy, 6.00%, 2/1/13                       190,000                  196

Simon Property Group, 144A,
3.75%, 1/30/09                                     200,000                  191

SLM Corporation
    VR, 1.37%, 1/26/09                             250,000                  250

    VR, 3.05%, 4/1/09                              165,000                  161

Sprint Capital
    6.875%, 11/15/28                               180,000                  174

    7.625%, 1/30/11                                235,000                  261

State Street, 7.65%, 6/15/10                       190,000                  220

Sungard Data Systems, 3.75%, 1/15/09               120,000                  116

Telecom Italia Capital, 144A,
5.25%, 11/15/13                                    215,000                  208

Telefonos De Mexico, 4.50%, 11/19/08               110,000                  107

Telus, 8.00%, 6/1/11                               145,000                  166

Transocean, 7.50%, 4/15/31                         130,000                  147

Tyco International, 6.375%, 10/15/11               160,000                  168

U.S. Bank NA, 2.85%, 11/15/06                      200,000                  199

U.S. Cellular, 6.70%, 12/15/33                     120,000                  113

Union Pacific, 6.50%, 4/15/12                      210,000                  226

Univision Communications,
2.875%, 10/15/06                                   110,000                  109

UST, 6.625%, 7/15/12                               260,000                  281

Verizon Global Funding, 7.75%, 12/1/30             175,000                  197

Viacom, 5.625%, 8/15/12                            100,000                  103

Waste Management, 5.00%, 3/15/14                   255,000                  242

Webster Financial, 5.125%, 4/15/14                 200,000                  192

Wells Fargo & Company, VR,
1.17%, 3/23/07                                     250,000                  250

Western Power Distribution Holdings
144A, 6.875%, 12/15/07                             120,000                  124

Weyerhaeuser, 6.75%, 3/15/12                       210,000                  227

XL Capital Finance, 6.50%, 1/15/12                 180,000                  193

XTO Energy, 4.90%, 2/1/14                          155,000                  145

Yum! Brands, 7.70%, 7/1/12                         210,000                  241

Total Corporate Bonds (Cost  $28,510)                                    28,553


FOREIGN GOVERNMENTS & MUNICIPALITIES 2.2%

Asian Development Bank, 6.25%,
6/15/11 (AUD)                                    1,960,000                1,416

Federal Republic of Germany,
5.00%, 5/20/05 (EUR)                             2,540,000                3,183

Government of Canada
    3.50%, 6/1/04 (CAD)                          1,895,000                1,387

    5.25%, 6/1/12 (CAD)                          1,855,000                1,409

Republic of Chile, 5.50%, 1/15/13                  175,000                  175

Republic of South Africa,
6.50%, 6/2/14                                      105,000                  105

United Mexican States
    6.375%, 1/16/13                                215,000                  215

    VR, 1.84%, 1/13/09 (ss.)                       155,000                  157

Foreign Governments & Municipalities
(Cost  $7,166 )                                                           8,047


MUNICIPAL BONDS   0.5%

California
    GO, 5.25%, 4/1/34                              105,000                  104

    Economic Recovery, 5.00%,
    7/1/23 (Tender 7/1/07)                          95,000                  102

    Economic Recovery, 5.00%,
    7/1/23 (Tender 7/1/08)                         105,000                  113

Kansas Dev. Fin. Auth., Public
Employee Retirement 5.501%, 5/1/34
(FSA Insured)                                      130,000                  122

Massachusetts, GO, 5.50%, 1/1/13
(MBIA Insured)                                     495,000                  552

North Carolina, GO, 5.25%, 3/1/13                  660,000                  731

Oregon, GO, 5.892%, 6/1/27                          75,000                   76

Total Municipal Bonds (Cost  $1,842)                                      1,800


NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.5%

Banc of America Commercial Mortgage,
Series 2003-1, Class A2, CMO,
4.648%, 9/11/36                                    400,000                  385

Bank of America Mortgage Securities
    Series 2003-L, Class 2A2, CMO, VR,
    4.356%, 1/25/34                                815,965                  814

    Series 2004-A, Class 2A2, CMO, VR,
    4.18%, 2/25/34                                 427,877                  423

    Series 2004-D, Class 2A 2, CMO, VR,
    4.23%, 5/25/34                                 161,573                  161

BankBoston Home Equity Loan Trust,
Series 1998-1 Class A6,
6.35%, 2/25/13                                     459,293                  470

Bear Stearns Commercial Mortgage
Securities, Series 2004-T14 Class A2,
CMO, 4.17%, 1/12/41                                300,000                  298

Chase Funding Mortgage Loan
    Series 2003-3, Class 1M1,
    4.537%, 9/25/32                                175,000                  167

    Series 2002-1, Class 1A3,
    5.039%, 12/25/23                               310,714                  312

    Series 2002-2, Class 1M1,
    5.599%, 9/25/31                                 80,000                   82

Countrywide Asset-Backed Certificates,
Series 2003-5 Class AF3,
3.613%, 4/25/30                                    350,000                  350

Countrywide Home Loans, Series 2003-60
Class 2A1, CMO, VR, 5.065%, 2/25/34                136,521                  137

DLJ Commercial Mortgage, Series 1999-CG2
Class A1B, CMO, VR, 7.30%, 6/10/32                 350,000                  393

General Electric Capital, Series 2001-1
Class A2, CMO, 6.531%, 5/15/33                     460,000                  499

GMAC Commercial Mortgage Securities,
Series 2001-C2 Class A2, CMO,
6.70%, 4/15/34                                     375,000                  410

Greenwich Capital Commercial Funding,
Series 2004-GG1 Class A2, CMO,
3.835%, 6/10/36                                    375,000                  376

J.P. Morgan Chase Commercial Mortgage
    Series 2001-CIB2, Class A2, CMO,
    6.244%, 4/15/35                                350,000                  375

    Series 2001-CIBC, Class A3, CMO,
    6.26%, 3/15/33                                 460,000                  489

J.P. Morgan Commercial Mortgage Finance
    Series 1999-C7, Class A2, CMO,
    6.507%, 10/15/35                               175,000                  189

    Series 1999-PLS1, Class A2, CMO,
    144A VR, 7.313%, 2/15/32                       720,000                  794

LB-UBS Commercial Mortgage Trust
    Series 2004-C2, Class A2, CMO,
    3.246%, 3/15/29                                525,000                  501

    Series 2004-C4, Class A2, CMO, VR,
    4.567%, 5/15/29                                475,000                  479

Morgan Stanley Dean Witter Capital,
Series 2002-TOP7, Class A2
CMO, 5.98%, 1/15/39                                350,000                  369

Summit Mortgage Trust, Series 2002-1,
Class A2 CMO, 144A, VR,
6.192%, 6/28/16                                     92,509                   92

Washington Mutual, Series 2004-AR1,
Class A CMO, VR, 4.229%, 3/25/34                   244,655                  242

Total Non-U.S. Government Mortgage-Backed
Securities (Cost  $8,949)                                                 8,807


U.S. GOVERNMENT & AGENCY MORTGAGE- BACKED SECURITIES 9.0%

U.S. Government Agency Obligations 7.6% (+/-)

Federal Home Loan Mortgage
    4.50%, 11/1/18 - 5/1/19                        549,886                  539

    5.00%, 12/1/08 - 11/1/33                     4,424,892                4,375

    6.00%, 12/1/17 - 2/1/34                      1,687,795                1,732

    7.00%, 11/1/30 - 6/1/32                        348,459                  366

  ARM, 4.611%, 9/1/32                              206,969                  206

  CMO
    4.50%, 3/15/16                               1,125,000                1,112

    5.50%, 4/15/28                                 950,000                  950

  IO, 4.50%, 6/15/11 - 4/15/18                   1,321,858                  145

  TBA, 5.50%, 4/15/28                              840,000                  832

Federal National Mortgage Assn.
    4.50%, 5/1/18 - 11/1/33                      2,542,522                2,469

    5.00%, 10/1/33 - 5/1/34                      2,016,559                1,941

    5.50%, 11/1/32                                   8,582                    9

    5.50%, 12/1/16 - 3/1/34                      5,447,912                5,469

    6.00%, 10/1/13                                 154,542                  161

    6.50%, 12/1/10 - 12/1/32                       719,772                  755

    7.00%, 1/1/31 - 7/1/32                         213,308                  224

  CMO
    2.91%, 11/25/33                                275,000                  263

    3.50%, 4/25/13                                 325,000                  326

    5.00%, 3/25/15                                 675,000                  694

    5.50%, 7/25/28                                 468,026                  473

  IO
    5.50%, 11/25/28                                295,572                   34

    6.50%, 2/1/32                                  137,569                   34

  TBA
    5.50%, 1/1/19                                3,225,000                3,289

    6.00%, 1/1/34                                  672,000                  683

                                                                         27,081

U.S. Government Obligations 1.4%

Government National Mortgage Assn.
    5.00%, 9/20/33 - 3/20/34                     1,777,746                1,713

    5.50%, 1/20 - 5/20/34                        1,567,130                1,556

    6.00%, 5/15/26 - 12/20/33                      394,388                  402

    6.50%, 2/15/28                                 606,378                  632

    6.50%, 9/20/32 - 12/20/33                      200,878                  209

    7.00%, 2/20 - 7/20/27                          168,527                  178

    7.00%, 3/15 - 12/15/13                         168,171                  181

    7.50%, 9/15/22 - 6/15/32                       105,701                  113

    8.00%, 1/15/22 - 10/20/25                       54,859                   61

    8.50%, 9/15/24                                  15,577                   17

    10.50%, 2/15/13                                    818                    1

    TBA, 6.00%, 1/1/34                             110,000                  112

                                                                          5,175

Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost  $32,624)                                                          32,256

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 9.4%

U.S. Government Agency
Obligations 2.4% (+/-)

Federal Home Loan Bank, 5.75%,
5/15/12 (ss.)                                      875,000                  919

Federal Home Loan Mortgage,
4.625%, 2/15/07 (EUR)                            2,850,000                3,621

Federal National Mortgage Assn.
    2.50%, 6/15/06 (ss.)                         1,475,000                1,467

    3.25%, 8/15/08 (ss.)                           940,000                  914

    5.125%, 1/2/14 (ss.)                           175,000                  170

    5.75%, 2/15/08                                 210,000                  224

    6.00%, 5/15/11 (ss.)                           945,000                1,012

    7.125%, 1/15/30 (ss.)                           65,000                   75

                                                                          8,402

U.S. Treasury Obligations 7.0%

U.S. Treasury Bonds
    5.375%, 2/15/31 (ss.)                           85,000                   85

    6.00%, 2/15/26 (ss.)                           240,000                  257

    6.125%, 8/15/29 (ss.)                          130,000                  142

    6.25%, 8/15/23 - 5/15/30 (ss.)               1,880,000                2,088

    6.375%, 8/15/27 (ss.)                        2,575,000                2,891

    7.50%, 11/15/16 (ss.)                          545,000                  670

U.S. Treasury Inflation-Indexed Notes,
1.875%, 7/15/13 (ss.)                            1,642,055                1,634

U.S. Treasury Notes
    1.50%, 3/31/06 (ss.)                            45,000                   44

    2.50%, 5/31/06                               3,300,000                3,300

    3.25%, 8/15/07 - 8/15/08 (ss.)               6,370,000                6,379

    3.375%, 12/15/08 (ss.)                       2,765,000                2,728

    3.50%, 11/15/06 (ss.) ++                     2,565,000                2,606

    3.875%, 2/15/13 (ss.)                          255,000                  243

    4.75%, 11/15/08 (ss.)                          175,000                  183

    5.00%, 8/15/11 (ss.)                           215,000                  224

    6.50%, 8/15/05 (ss.)                         1,495,000                1,575

                                                                         25,049

Total U.S. Government Agency Obligations
(excluding Mortgage-Backed) (Cost  $32,299)                             33,451

DOMESTIC BOND MUTUAL FUNDS   10.2%

T. Rowe Price Institutional
High Yield Fund, 8.08% p!                        3,432,736               36,456

Total Domestic Bond Mutual Funds
(Cost $36,243)                                                           36,456



SHORT-TERM INVESTMENTS   12.7%

U.S. Treasury Obligations 0.2%

U.S. Treasury Bills, 1.07%, 8/12/04                900,000                  898

                                                                            898

Money Market Fund   12.5%

T. Rowe Price Reserve
Investment Fund, 1.09% #                        44,706,203               44,706

                                                                         44,706

Total Short-Term Investments
(Cost  $45,604)                                                          45,604


SECURITIES LENDING COLLATERAL   13.2%

Money Market Pooled Account   2.0%

Investment in money market
pooled account managed by
JP Morgan Chase Bank, London, 1.06% #            7,181,501                7,181

                                                                          7,181

Money Market Trust   11.2%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 1.12% #                    40,097,965               40,098

                                                                         40,098

Total Securities Lending Collateral
(Cost $47,279)                                                           47,279

Total Investments in Securities

114.1% of Net Assets (Cost $370,615)                       $            408,581
                                                           --------------------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)

                                                  Contract            Unrealized
                            Expiration               Value           Gain (Loss)
                            ----------------------------------------------------
Short, 5 U.S. Treasury Bond
30 year contracts, $10 par
of U.S. Treasury Notes
pledged as initial margin         9/04     $          (526)     $            (2)

Short, 5 U.S. Treasury
5 year contracts, $5 par
of U.S. Treasury Notes
pledged as initial margin         9/04                (541)                  (2)

Short, 44 U.S. Treasury
10 year contracts, $65 par
of U.S. Treasury Notes
pledged as initial margin         9/04              (4,769)                 (26)

Net payments (receipts)
of variation
margin to date                                                               59

Variation margin receivable (payable)
on open futures contracts                                       $            29
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

(1)  Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

*    Non-income producing

(ss.) All or a portion of this security is on loan at May 31, 2004 - See Note 2

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2004.

!    Affiliated company - See Note 2.

p    SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $5,598 and represents 1.6% of net assets

ADR  American Depository Receipts

ADS  American Depository Shares

ARM  Adjustable Rate Mortgage

AUD  Australian dollar

CAD  Canadian dollar

CHF  Swiss franc

CMO  Collateralized Mortgage Obligation

DKK  Danish krone

ETC  Equipment Trust Certificate

EUR  Euro

FSA  Financial Security Assurance Inc.

GBP  British pound

GDR  Global Depository Receipts

GDS  Global Depository Shares

GO   General Obligation

HKD  Hong Kong dollar

IO Interest Only security for which the fund receives interest on notional principal (par)

JPY  Japanese yen

MBIA MBIA Insurance Corp.

MXN  Mexican peso

MYR  Malaysian ringgit

NOK  Norwegia1n krone

NZD  New Zealand dollar

REIT Real Estate Investment Trust

SEK  Swedish krona

SGD  Singapore dollar

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA  To Be Announced security was purchased on a forward commitment basis

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value
    Affiliated companies (cost $36,243)                    $             36,456

    Other companies (cost $334,372)                                     372,125

  Total investments in securities                                       408,581

Other assets                                                              8,437

Total assets                                                            417,018

Liabilities

Obligation to return securities
lending collateral                                                       47,279

Other liabilities                                                        11,653

Total liabilities                                                        58,932

NET ASSETS                                                 $            358,086
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              1,654

Undistributed net realized gain (loss)                                   (9,209)

Net unrealized gain (loss)                                               37,935

Paid-in-capital applicable to 25,730,747
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000 shares
of the Corporation authorized                                           327,706

NET ASSETS                                                 $            358,086
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              13.92
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        5/31/04

Investment Income (Loss)

Income
  Dividend                                                 $              5,997

  Interest                                                                4,272

  Securities lending                                                        102

  Total income                                                           10,371

Expenses
  Investment management                                                   1,390

  Shareholder servicing                                                   1,024

  Custody and accounting                                                    247

  Registration                                                               63

  Prospectus and shareholder reports                                         53

  Legal and audit                                                            14

  Directors                                                                   6

  Miscellaneous                                                               5

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                             (303)

  Total expenses                                                          2,499

Net investment income (loss)                                              7,872

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              1,714

  Capital gain distributions from mutual funds                               63

  Futures                                                                   331

  Foreign currency transactions                                             (37)

  Net realized gain (loss)                                                2,071

Change in net unrealized gain (loss)
  Securities                                                             24,269

  Futures                                                                   (24)

  Other assets and liabilities
  denominated in foreign currencies                                         (24)

  Change in net unrealized gain (loss)                                   24,221

Net realized and unrealized gain (loss)                                  26,292

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             34,164
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   5/31/04              5/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         7,872      $         7,580

  Net realized gain (loss)                           2,071               (6,268)

  Change in net unrealized gain (loss)              24,221                7,202

  Increase (decrease) in net assets
  from operations                                   34,164                8,514

Distributions to shareholders
  Net investment income                             (7,747)              (7,979)

  Net realized gain                                   (244)                --

  Decrease in net assets from
  distributions                                     (7,991)              (7,979)

Capital share transactions *
  Shares sold                                      129,878               83,050

  Distributions reinvested                           7,883                7,874

  Shares redeemed                                  (99,623)             (68,056)

  Increase (decrease) in net
  assets from capital
  share transactions                                38,138               22,868

Net Assets

Increase (decrease) during period                   64,311               23,403

Beginning of period                                293,775              270,372

End of period                              $       358,086      $       293,775
                                           ------------------------------------

(Including undistributed net
investment income of $1,654
at 5/31/04 and $1,396 at 5/31/03)

*Share information
  Shares sold                                        9,541                6,888

  Distributions reinvested                             589                  656

  Shares redeemed                                   (7,293)              (5,663)

  Increase (decrease) in shares outstanding          2,837                1,881


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                             May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $2,000 for the year ended May 31, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2004, the value of loaned securities was $48,309,000; aggregate collateral consisted of $47,279,000 in money market pooled accounts and U.S. government securities valued at $2,651,000.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At May 31, 2004, the fund's investment in T. Rowe Price Institutional High Yield Fund, Inc. was its only affiliated holding and represented 8.9% of the value of the fund's investments in securities.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $97,178,000 and $75,149,000, respectively, for the year ended May 31, 2004. Purchases and sales of U.S. government securities aggregated $220,656,000 and $210,941,000, respectively, for the year ended May 31, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $7,991,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $         41,963,000

Unrealized depreciation                                              (4,471,000)

Net unrealized appreciation (depreciation)                           37,492,000

Undistributed ordinary income                                         1,748,000

Capital loss carryforwards                                           (8,860,000)

Paid-in capital                                                     327,706,000

Net assets                                                 $        358,086,000
                                                           --------------------

Federal income tax regulations require the fund to defer recognition of capital losses realized on certain futures and forward currency exchange contract transactions; accordingly, $316,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2004, the fund had $1,463,000 of capital loss carryforwards that expire in fiscal 2009, $3,127,000 that expire in fiscal 2010, and $4,270,000 that expire thereafter through fiscal 2012.

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------

Undistributed net investment income                        $            133,000

Undistributed net realized gain                                        (133,000)


At May 31, 2004, the cost of investments for federal income tax purposes was $371,058,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $112,000.

The fund is also subject to a contractual expense limitation through September 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.80%. Through September 30, 2008, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at May 31, 2004, management fees waived in the amount of $791,000 remain subject to repayment by the fund through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $940,000 for the year ended May 31, 2004, of which $77,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the year ended May 31, 2004, dividend income from the Reserve Funds totaled $556,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Income Fund pays an investment management fee to Price Associates and also indirectly bears its proportionate share of the fee paid by High Yield Fund, Price Associates has agreed to permanently reduce its management fee charged to the Personal Strategy Income Fund in the amount of the fund's pro rata share of the High Yield Fund's fee. Pursuant to this agreement, the fund's management fee was reduced by $164,000 during the year ended May 31, 2004. At May 31, 2004, the fund held approximately 5.1% of the High Yield Fund's outstanding shares and, during the year then ended, recorded dividend income from the High Yield Fund in the amount of $2,709,000 and capital gain distributions of $63,000.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Income Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $244,000 from short-term capital gains.

For taxable non-corporate shareholders, $5,067,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $4,083,000 of the fund's income qualifies for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Personal Strategy Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name                          Principal Occupation(s) During Past 5 Years and
(Year of Birth)               Directorships of Other Public Companies
Year Elected *

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real estate
2001                          developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director,
                              Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
2001                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price and
(1953)                        T. Rowe Price Group, Inc.
1997
[43]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1994                          President, T. Rowe Price Group, Inc.; Chairman of
[111]                         the Board and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price
                              Trust Company; Director, T. Rowe Price
                              International, Inc.; Director, The Nasdaq Stock
                              Market, Inc.; Chairman of the Board, Personal
                              Strategy Funds


* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen W. Boesel (1944)                Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., and T. Rowe Price
Personal Strategy Funds                 Trust Company

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc., and T. Rowe Price
Strategy Funds                          Trust Company

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, Personal                     Price Group, Inc., T. Rowe Price
Strategy Funds                          Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc., T. Rowe Price
Strategy Funds                          International Inc., and T. Rowe Price
                                        Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, Personal                Price Investment Services, Inc.,
Strategy Funds                          T. Rowe Price Services, Inc., and T.
                                        Rowe Price Trust Company; Vice
                                        President, T. Rowe Price, T. Rowe Price
                                        Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

John H. Laporte, CFA, (1945)            Vice President, T. Rowe Price and T.
Vice President, Personal                Rowe Price Group, Inc.
Strategy Funds

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, Personal                     Price and T. Rowe Price Investment
Strategy Funds                          Services, Inc.

Raymond A. Mills, PhD, CFA (1960)       Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc. and T. Rowe Price
Strategy Funds                          International, Inc.

Edmund M. Notzon III, PhD, CFA (1945)   Vice President, T. Rowe Price, T. Rowe
President, Personal Strategy Funds      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Larry J. Puglia, CFA, CPA (1960)        Vice President, T. Rowe Price and T.
Executive Vice President, Personal      Rowe Price Group, Inc.
Strategy Funds

Brian C. Rogers,  CFA, CIC (1955)       Chief Investment Officer, Director, and
Vice President, Personal                Vice President, T. Rowe Price and T.
Strategy Funds                          Rowe Price Group, Inc.; Director,  T.
                                        Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust
                                        Company

Charles M. Shriver, CFA (1967)          Vice President, T. Rowe Price
Assistant Vice President, Personal
Strategy Funds

Mark J. Vaselkiv (1958)                 Vice President, T. Rowe Price and T.
Vice President, Personal                Rowe Price Group, Inc.
Strategy Funds

Julie L. Waples (1970)                  Vice President, T. Rowe Price
Vice President, Personal
Strategy Funds

Richard T. Whitney, CFA (1958)          Vice President, T. Rowe Price, T. Rowe
Vice President, Personal                Price Group, Inc., T. Rowe Price
Strategy Funds                          International, Inc., and T. Rowe
                                        Price Trust Company

M. Christine Wojciechowski, CFA (1962)  Vice President, T. Rowe Price and T.
Vice President, Personal                Rowe Price Trust Company
Strategy Funds
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,120                $8,896
     Audit-Related Fees                         721                    --
     Tax Fees                                 1,986                 3,596
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004